Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 90,330		¥ 75,686
Less: expected credit loss provision	(2,296)		(4,449)
Accounts receivable, net	¥ 88,034	$ 13,814	¥ 71,237